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February 27, 2023	Andrew G. Lawson T +1 617-951-7149 andrew.lawson@ropesgray.com

BY Edgar

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Baillie Gifford Funds (Registration Nos. 333-200831 and 811-10145)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Baillie Gifford Funds (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T is Post-Effective Amendment No. 63 to the Trust’s Registration Statement under the Securities Act and Amendment No. 91 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 63/91”), including: (i) the Prospectuses for Baillie Gifford China A Shares Growth Fund, Baillie Gifford China Equities Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford Global Stewardship Equities Fund, Baillie Gifford Health Innovation Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford International Growth Fund, Baillie Gifford International Smaller Companies Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford U.S. Discovery Fund, and Baillie Gifford U.S. Equity Growth Fund (collectively, the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information, the signature page, and exhibits. The other series of the Trust may be offered through separate prospectuses or private placement memoranda and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

Amendment No. 63/91 is being filed in connection with the Trust’s annual update of its Registration Statement. It is intended that this Amendment No. 63/91 become effective on April 28, 2023 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7149.

Very truly yours,

/s/ Andrew G. Lawson

Andrew G. Lawson

Enclosures

Cc: George B. Raine